Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 Segment kr / shares	Dec. 31, 2020 € / shares	Dec. 31, 2018 Leases
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | kr / shares	kr 1
Number of finace leases | Leases			0
Number of reportable segment | Segment	1
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares		€ 0.13